Form N-CSR Cover	6 Months Ended
Nov. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE LIMITED-DURATION INFLATION FOCUSED BOND FUND, INC.
Entity Central Index Key	0001368135
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025